Stock-Based Compensation (Details Narrative) (10K) - USD ($)		3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2016	Jan. 29, 2015
Number of options granted		111,667	[1]		142,500
Stock options issued plan outstanding					27,500
Vesting period of option		5 years
Number of options outstanding	285,417	285,417			173,750
Number of common stock purchase under plan					16,667
Number of options canceled					5,417
Aggregate intrinsic value of options outstanding	$ 0	$ 0			$ 60,900
Number of unvested options	199,132	199,132			125,426
Aggregate grant date fair value unvested options	$ 612,752	$ 691,042			$ 489,230
Aggregate intrinsic value of unvested options	0	$ 0			$ 60,900
Number of vested options		37,961			34,523
Weighted-average grant-date fair value of stock options granted		$ 3.33			$ 2.91
Aggregate grant date fair value of options granted					$ 414,383
Stock-based compensation expense		$ 158,658		$ 105,839	374,687	$ 140,370
Compensation cost related to stock options not yet recognized	$ 666,286	$ 666,286			$ 234,391
Period of compensation cost related to stock options not yet recognized		3 years 4 months 28 days			2 years 29 days
Employees [Member]
Stock-based compensation expense					$ 220,691
2016 Stock Incentive Plan [Member]
Number of shares available for grant							166,667
Description of exercise price					The exercise price per share of each stock option shall not be less than 100 percent of the fair market value of the Company’s common stock on the date of grant.
Number of options granted					142,500
Vesting period of option					3 years
2015 Stock Incentive Plan [Member]
Number of shares available for grant								50,000
Number of options granted					4,802
Vesting rights					options vest at the rate of at least 25 percent in the first year, starting 6-months after the grant date, and 75% in year two.
Number of options outstanding					16,667
Non Plan Options [Member]
Number of options granted					7,500
Non Plan Options [Member] | Minimum [Member]
Vesting period of option					6 months
Non Plan Options [Member] | Maximum [Member]
Vesting period of option					36 months
Restricted Stock Units [Member] | 2016 Stock Incentive Plan [Member]
Number of options granted					17,817

[1]	Options granted under 2016 Stock Incentive Plan